FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2008

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name:  Atlantic Investment Management, Inc.

            Address:  666 Fifth Avenue, 34th Floor, New York, NY 10103
           ------------------------------------------------------------



                         Form 13F File Number: 028-06437
                         -------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alexander J. Roepers
         -----------------------

Title:   President
         -----------------------

Phone:   212-484-5050
         -----------------------

Signature, Place, and Date of Signing:

/s/ Alexander J. Roepers                 New York, NY          February 13, 2009
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F Summary Page

                                 Report Summary


Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   15

Form 13F Information Table Value Total:   $ 629,981  (thousands)

List of Other Included Managers:          None




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                           FORM 13F INFORMATION TABLE


                                    FORM 13F
                                December 31, 2008

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    Column 1                    Column 2   Column 3   Column 4         Column 5         Column 6    Column 7         Column 8

                                Title of    CUSIP      Value      Shares or   SH/ Put/  Investment  Other        Voting Authority
  Name of Issuer                 Class               (x$1000)     Prin. Amt.  PRN Call  Discretion  Managers  Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------
BRINKS CO                          COM       109696104     9,424       350,600  SH         Sole                   350,600
CSX CORP                           COM       126408103     9,741       300,000  SH         Sole                   300,000
DEL MONTE FOODS CO                 COM       24522P103    57,834     8,100,000  SH         Sole                 8,100,000
DONNELLEY R R & SONS CO            COM       257867101    84,196     6,200,000  SH         Sole                 6,200,000
FLOWSERVE CORP                     COM       34354P105    23,561       457,500  SH         Sole                   457,500
GOODRICH CORP                      COM       382388106   140,898     3,806,000  SH         Sole                 3,806,000
ITT CORP NEW                       COM       450911102     9,883       214,900  SH         Sole                   214,900
JOY GLOBAL INC                     COM       481165108   116,739     5,100,000  SH         Sole                 5,100,000
KIRBY CORP                         COM       497266106     4,104       150,000  SH         Sole                   150,000
OWENS ILL INC                      COM NEW   690768403     6,833       250,000  SH         Sole                   250,000
PALL CORP                          COM       696429307     5,686       200,000  SH         Sole                   200,000
PERKINELMER INC                    COM       714046109     9,598       690,000  SH         Sole                   690,000
PRECISION CASTPARTS CORP           COM       740189105   133,830     2,250,000  SH         Sole                 2,250,000
SMUCKER J M CO                     COM NEW   832696405    10,840       250,000  SH         Sole                   250,000
THERMO FISHER SCIENTIFIC INC       COM       883556102     6,814       200,000  SH         Sole                   200,000
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